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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-21584
                                   ---------


                       The Victory Institutional Funds
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


                    3435 Stelzer Road, Columbus, OH     43219
             ---------------------------------------------------
             (Address of principal executive offices) (Zip code)


       BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219
       ----------------------------------------------------------------
                   (Name and address of agent for service)


Registrant's telephone number, including area code: 614-470-8000
                                                    ------------


Date of fiscal year end: 10/31/04
                         --------


Date of reporting period: 10/31/04
                          --------


     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).


October 31, 2004


Annual Report

Institutional Liquid Reserves Fund


Victory
Institutional Funds
LOGO(R)

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

      o Detailed performance records
      o Daily share prices
      o The latest fund news
      o Investment resources to help you become a better investor
      o A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

The Victory
Institutional
Funds


                  Table of Contents

Shareholder Letter                               2

Financial Statements

Schedule of Investments                          3
Statement of Assets and Liabilities              6
Statement of Operations                          7
Statement of Changes in Net Assets               8
Financial Highlights                             9

Notes to Financial Statements                   10

Report of Independent
Registered Public Accounting Firm               13

Supplemental Information
Trustee and Officer Information                 14
Proxy Voting Information                        17
Expense Examples                                18
Portfolio Holdings                              19

The Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment advisor to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Institutional Liquid Reserves Fund.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                               NOT FDIC INSURED
  Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.


Victory
Institutional Funds
LOGO(R)

Call Victory at:
866-689-6999

Visit our web site at:
www.VictoryConnect.com

Letter to Our Shareholders

Looking back on the Victory Institutional Funds' fiscal year, investors have generally been rewarded for owning equities. Trailing 12-month returns based on S&P and Russell indices ranged between about 13% and 20%. Mid-cap and small company returns were a bit higher than large cap. For the most part managers who were willing to take on lower quality names were also rewarded. Within this year of strong returns was a fair amount of volatility, particularly in the third quarter as economic and political factors led to uncertainty.

Fixed income investors had an interesting year, watching and waiting for what seemed the inevitable rise in interest rates. The Federal Reserve, however, did not touch the Fed Funds Rate until June; since then, there has been a steady process of upward adjustments. As this letter is written, the Fed Funds Rate stands at 2%, reflecting four 25 basis point moves from the low of 1%. That low was in place for almost 1 year.

We are now over a year into "the mutual fund scandal" which began with the discovery that a number of mutual fund companies were allowing certain shareholders to "time" their funds, imposing an expense burden on the remaining shareholders. The investigations continue and enforcement actions are ongoing. The activities under scrutiny have been broadened to include both the fund companies and the intermediaries who distribute our funds. Increased pressure has been placed on the directors and trustees of mutual funds. Regulatory changes have been extensive. As we have said earlier, these safety nets usually come with a price, and much of the cost of regulation may, in the end, be borne by the shareholders.

The industry has been able to maintain a positive image with fund owners, despite a year of turmoil. A recent survey by the Investment Company Institute indicates that 72% of fund owners have a positive impression of fund companies. This is down slightly from 76% two years ago and a high of 84% in 2000. It appears that the drop since 2000 reflects primarily the declines in the stock market, with the scandal having less impact. Mutual fund flows seem to tell the best story: data for the year ended May 2004 showed net new flows of $244 billion, a number that is the second highest in the last 8 years.

At Victory, we are undertaking a number of actions relative to the fund complex, which we expect will make us more focused and efficient in delivering quality investment results and service to our clients. Specifically we have decided to close or merge several portfolios; we are also liquidating a number of very small C Share classes. We have made some changes in our portfolio management teams that we believe will ultimately benefit performance.

Our thanks to all our shareholders for their continued use of the Victory Institutional Funds.

/s/ Kathleen A. Dennis
Kathleen A. Dennis
President
The Victory Institutional Funds

The Victory Institutional Funds                         Schedule of Investments
Institutional Liquid Reserves Fund                             October 31, 2004
(Amounts in Thousands, Except Shares)


                                                          Shares or
                                                          Principal
Security Description                                       Amount       Value

Bankers Acceptance (1.0%)

U.S. Bank, 2.03%, 5/19/05                                   $ 3,000    $  3,000

Total Bankers Acceptance (Amortized Cost $3,000)                          3,000


Investment Company (0.0%)

Bank of New York Cash Reserve Fund                           95,000          95

Total Investment Company (Cost $95)                                          95


Certificates of Deposit (7.6%)

Credit Suisse First Boston, 1.82%, 11/15/04                  10,000      10,000
Toronto Dominion Bank, 2.35%, 9/29/05                         2,000       2,000
Wells Fargo Bank, 1.88%, 11/30/04                             5,000       5,000
Westdeutsche Landesbank, 1.78%*, 3/4/05                       6,000       5,999

Total Certificates of Deposit (Amortized Cost $22,999)                   22,999


Commercial Paper (37.7%)

Bristol-Myers Squibb Co., 1.82%, 11/16/04 (a)                10,000       9,992
Citigroup Global Markets, 1.85%, 11/19/04                     9,000       8,992
Corporate Asset Funding Co. LLC, 1.81%, 11/18/04 (a)          7,000       6,994
Edison Asset Securitization LLC, 1.70%, 12/1/04 (a)           4,900       4,893
Harrier Finance U.S. Ltd., 1.80%, 11/3/04 (a)                 7,000       6,999
Harrier Finance U.S. Ltd., 1.88%, 12/1/04 (a)                 6,000       5,991
Mont Blanc Capital Corp., 1.79%, 11/10/04 (a)                13,814      13,807
Northwestern University, 1.62%, 11/4/04 (a)                   2,615       2,615
Sheffield Receivables Corp., 1.86%, 11/22/04 (a)             10,000       9,989
Stanfield Victoria Funding LLC, 1.90%, 11/22/04 (a)          10,000       9,989
Tango Finance Corp., 2.04%, 1/26/05 (a)                      10,000       9,951
Texas Agriculture Finance Authority, 1.83%, 11/17/04 (a)     10,000       9,992
Windmill Funding Corp., 1.86%, 11/22/04 (a)                  10,000       9,989
Windmill Funding Corp., 1.92%, 12/1/04 (a)                    4,000       3,994

Total Commercial Paper (Amortized Cost $114,187)                        114,187


   See notes to schedule of investments and notes to financial statements.

The Victory Institutional Funds            Schedule of Investments -- continued
Institutional Liquid Reserves Fund                             October 31, 2004
(Amounts in Thousands)


                                                           Principal
Security Description                                        Amount       Value

Corporate Bonds (14.3%)

Bank of America Corp., 7.88%, 5/16/05                        1,150    $  1,185
Calvert Crossing Golf, 2.00%*, 9/1/29                        3,000       3,000
CIT Group, Inc., 3.63%*, 1/31/05, MTN                        5,000       5,018
CIT Group, Inc., 7.63%, 8/16/05                              1,033       1,076
Donaldson, Lufkin & Jenrette, Inc., 2.19%*, 2/1/05, MTN      4,000       4,005
Educational Management Corp., 1.90%*, 5/1/23                 4,830       4,831
Eliason Donald, 2.01%*, 10/1/44                              3,000       3,000
Grasshopper Investments, 1.96%*, 9/1/24 (a)                  3,500       3,500
Harrier Finance Funding LLC, 1.87%*, 10/17/05, MTN (a)       6,000       5,999
International Lease Finance Corp., 5.95%, 6/6/05, MTN        1,015       1,037
Osprey Properties Ltd., 1.90%*, 6/1/27                       1,530       1,530
Sigma Finance, Inc., 1.86%*, 9/15/05, MTN (a)                6,000       6,000
SunAmerica, Inc., 7.34%, 8/30/05, MTN                        2,820       2,933

Total Corporate Bonds (Amortized Cost $43,114)                          43,114


Repurchase Agreements (31.9%)

ABN Amro Bank NV, 1.87%, 11/1/04
   (Date of Agreement 10/29/04, Proceeds at maturity
   $43,007, collateralized by $43,861 various U.S.
   Government securities, 1.50%-6.25%, 2/28/05-2/15/07,
   market value $43,600)                                    43,000      43,000
Deutsche Bank Securities, Inc., 1.84%, 11/1/04
   (Date of Agreement 10/29/04, Proceeds at maturity
   $53,208, collateralized by $54,264 various U.S.
   Government securities, 5.65%-5.75%, 1/15/41-11/15/42,
   market value $54,038)                                    53,200      53,200

Total Repurchase Agreements (Amortized Cost $96,200)                    96,200


Taxable Municipal Bonds (2.8%)

Georgia (0.7%):
De Kalb County Development Authority, IDR,
   Design Packaging Inc., Series B, 1.93%*,
   9/1/08, LOC Bank of America N.A.                          2,230       2,230

Utah (1.2%):
Telecommunication Open Infrastructure Agency,
   1.93%*, 7/15/26, LOC Bank of America N.A.                 3,500       3,500

Washington (0.9%):
State Housing Finance, Community Nonprofit Revenue,
   Community College Spokane Foundation,
   Series B, 1.91%*, 7/1/30, LOC Bank of America N.A.        2,580       2,580

Total Taxable Municipal Bonds (Amortized Cost $8,310)                    8,310


   See notes to schedule of investments and notes to financial statements.

The Victory Institutional Funds            Schedule of Investments -- continued
Institutional Liquid Reserves Fund                             October 31, 2004
(Amounts in Thousands)


                                                           Principal
Security Description                                        Amount       Value

U.S. Government Agencies (4.7%)

Federal Home Loan Bank (0.7%):
2.66%, 10/13/05, Callable 1/13/05 @ 100                    $ 2,100    $  2,103

Federal National Mortgage Assoc. (4.0%):
1.85%, 12/22/04                                             10,000       9,974
2.32%, 9/12/05, Callable 11/18/04 @ 100                      2,000       2,000

                                                                        11,974

Total U.S. Government Agencies (Amortized Cost $14,077)                 14,077

Total Investments (Cost $301,982) (b) -- 100.0%                        301,982

Liabilities in excess of other assets -- 0.0%                             (142)

NET ASSETS -- 100.0%                                                  $301,840


Notes to Schedule of Investments

(a) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(b)  Represents cost for federal income tax purposes.

* Variable rate security. Rate presented represents rate in effect at October 31, 2004. Maturity date reflects actual maturity date.

IDR -- Industrial Development Revenue

LOC -- Letter of Credit

MTN -- Medium Term Note


    See notes to schedule of investments and notes to financial statements.

                                            Statement of Assets and Liabilities
The Victory Institutional Funds                                October 31, 2004
(Amounts in Thousands, Except Per Share Amounts)


                                                                  Institutional
                                                                      Liquid
                                                                     Reserves
                                                                       Fund

ASSETS:
Investments, at value (a)                                            $205,782
Repurchase agreements, at value (a)                                    96,200

     Total                                                            301,982

Interest receivable                                                       293
Prepaid expenses                                                           24

         Total Assets                                                 302,299

LIABILITIES:
Dividends payable                                                         430
Accrued expenses and other payables:
     Investment advisory fees                                              10
     Administration fees                                                    1
     Custodian fees                                                         5
     Accounting fees                                                        2
     Transfer agent fees                                                    4
     Other                                                                  7

         Total Liabilities                                                459

NET ASSETS:
Capital                                                               301,835
Accumulated undistributed net investment income                             5

         Net Assets                                                  $301,840

Outstanding units of beneficial interest (shares)                     301,840

Net asset value
     Offering and redemption price per share                         $   1.00

(a)  Value is equal to cost.


                        See notes to financial statements.

                                                      Statement of Operations
The Victory Institutional Funds         For the Period Ended October 31, 2004
(Amounts in Thousands)


                                                                 Institutional
                                                                    Liquid
                                                                   Reserves
                                                                    Fund(a)

Investment Income:
Interest income                                                       $876

     Total Income                                                      876

Expenses:
Investment advisory fees                                                60
Administration fees                                                     13
Accounting fees                                                         10
Custodian fees                                                          10
Legal and audit fees                                                    10
Trustees' fees and other officer expenses                                6
Transfer agent fees                                                      6
Registration fees                                                        5
Printing fees                                                            3

     Total Expenses                                                    123

Expenses reduced by adviser                                            (48)

     Expenses before reimbursement
       from administrator                                               75

     Expenses reimbursed by administrator                               (5)

     Net Expenses                                                       70

Net Investment Income                                                 $806

(a)  Reflects operations for the period from August 2, 2004
     (date of commencement of operations) to October 31, 2004.


                       See notes to financial statements.

The Victory Institutional Funds             Statement of Changes in Net Assets
(Amounts in Thousands)


                                                              Institutional
                                                                 Liquid
                                                                Reserves
                                                                  Fund

                                                                 Period
                                                                  Ended
                                                               October 31,
                                                                 2004(a)

From Investment Activities:
Operations:
     Net investment income                                      $    806

Distributions to Shareholders:
     From net investment income                                     (806)

Change in net assets from
   distributions to shareholders                                    (806)

Change in net assets from
   capital transactions                                          301,740

Change in net assets                                             301,740

Net Assets:
     Beginning of period                                             100

     End of period                                              $301,840

Share Transactions:*
     Proceeds from shares issued                                 350,790
     Dividends reinvested                                            132
     Cost of shares redeemed                                     (49,182)

       Total Shares                                              301,740

Accumulated undistributed net investment income                 $      5

*    Share transactions are at net asset value of $1.00 per share.

(a) Reflects operations for the period from August 2, 2004 (date of commencement of operations) to October 31, 2004.


                      See notes to financial statements.

The Victory Institutional Funds                           Financial Highlights
For a Share Outstanding Throughout Each Period



                                                                            Distributions
                                                 Net Asset                       from        Net Asset
                                                  Value,           Net           Net          Value,
                                                 Beginning     Investment     Investment       End of      Total
                                                 of Period       Income         Income        Period       Return

Institutional Liquid Reserves Fund
08/02/04 to 10/31/04<F1>                          $1.000         0.004        (0.004)        $1.000       0.38%<F2>


<F1> Period from commencement of operations.

<F2> Not annualized.





                                                                           Ratios/Supplemental Data

                                                                                     Ratio of                       Ratio of
                                                            Net                         Net                           Net
                                                          Assets,      Ratio of      Investment      Ratio of       Investment
                                                          End of     Expenses to     Income to     Expenses to      Income to
                                                          Period       Average        Average        Average         Average
                                                          (000)      Net Assets     Net Assets     Net Assets<F1>  Net Assets<F1>

Institutional Liquid Reserves Fund
08/02/04 to 10/31/04<F2>                                  $301,840     0.14%<F3>      1.62%<F3>      0.25%<F3>       1.51%<F3>


<F1> During the period, certain fees were reduced and /or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Annualized.




                     See notes to financial statements.

                                                Notes to Financial Statements
The Victory Institutional Funds                              October 31, 2004


1.  Organization:

    The Victory Institutional Funds (the "Trust") were organized on August 1, 2003 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of one active fund. The accompanying financial statements and financial highlights are those of the Institutional Liquid Reserves Fund (the "Fund"). The Fund commenced operations on August 2, 2004.

    The Fund is authorized to issue one class of shares.

    The Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity.

    Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.


2.  Significant Accounting Policies:

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    Securities Valuation:

    Investments of the Fund are recorded at value, determined on the basis of amortized cost, or at original cost which, combined with accrued interest, approximates value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security.

    Securities Transactions and Related Income:

    Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    Securities Purchased on a When-Issued Basis:

    The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until that transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable to brokers for investments purchased on the accompanying statements of assets and liabilities. As of October 31, 2004, there were no outstanding "when-issued" purchase commitments.


                                    Continued

The Victory Institutional Funds                              October 31, 2004


    Repurchase Agreements:

    The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

    Dividends to Shareholders:

    Dividends from net investment income are declared daily and paid monthly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

    The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, and distributions), such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying statements of assets and liabilities.

    Federal Income Taxes:

    It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.


3.  Investment Advisory, Administration, and Distribution Agreements:

    Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on 0.12% of the average daily net assets of the Fund. The Adviser may use a portion of its fees to assist with the distribution and marketing expenses for the benefit of the Fund.

    BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as the Administrator to the Fund. Certain officers of the Trust are affiliated with BISYS and the Adviser. Such officers, except the CCO as noted below, receive no direct payments or fees from the Fund for serving as officers of the Trust.

    Under the terms of the Administration Agreement, the Administrator's fee is computed daily and paid monthly at the annual rate of 0.03% of the Fund's average daily net assets up to $100 million, and 0.02% for all assets exceeding $100 million. The Administrator may use its fees to pay advertising and marketing expenses for the benefit of the Fund.


                                  Continued

The Victory Institutional Funds                              October 31, 2004


    BISYS Ohio also serves the Trust as Fund Accountant and Transfer Agent for the Fund. Under the terms of the Fund Accounting Agreement, BISYS Ohio is entitled to fees on a fund level basis and reimbursement of out-of-pocket expenses incurred in providing fund accounting services. Under the terms of the Transfer Agency Agreement, BISYS Ohio is entitled to account-based fees and complex level fees along with reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

    Victory Capital Advisers, Inc. (the "Distributor") serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor is not affiliated with the Adviser but is affiliated with BISYS Fund Services Limited Partnership.

    The Trustees have adopted a Rule 12b-1 Distribution and Service Plan (the "Plan") for the Fund. The amount payable by the Fund under the Plan is up to 0.05% of the Fund's average daily net assets to broker and financial institutions that provide distribution and selling services and personal services to its clients who are shareholders. Distribution and selling services would be provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund's shares. Personal services to shareholders are generally provided by financial intermediaries, including KeyCorp and its affiliates, and consist of responding to and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information. No fees are currently being paid under the Plan.

    The Adviser has contractually agreed to waive its management fee, or to reimburse expenses, as allowed by law, so that the net operating expenses of the Fund do not exceed 0.20% until at least February 28, 2005. The Adviser, Administrator, or other service providers may waive or reimburse additional fees to assist the Fund.

    The Fund employs a Chief Compliance Officer ("CCO") who receives compensation and reimbursement of out-of-pocket expenses as approved by the Trust's Board of Trustees.

4.  Federal Income Tax Information:

    The tax character of distributions paid during the fiscal year ended October 31, 2004 was as follows (amounts in thousands):

                                                                 Distributions
                                                                   Paid From
                                                                   Ordinary
                                                                    Income

    Institutional Liquid Reserves Fund                               $376

    As of October 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):



                                                                                  Accumulated      Total
                                Undistributed                                     Capital and   Accumulated
                                  Ordinary        Accumulated    Distributions       Other       Earnings/
                                   Income          Earnings         Payable          Losses      (Deficit)

    Institutional Liquid
    Reserves Fund                   $435             $435            $(430)            $--          $5


           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of
   The Victory Institutional Funds:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Liquid Reserves Fund, one portfolio constituting The Victory Institutional Funds (hereafter referred to as the "Fund") at October 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2004 by correspondence with the custodian, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Columbus, Ohio
December 20, 2004

The Victory Institutional Funds                      Supplemental Information
                                                                  (Unaudited)


Other Information Regarding Trustees:

Overall responsibility for management of the Trust rests with the members of the Board of Trustees (the "Trustees"). Each Trustee has an indefinite term. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees, their ages, addresses, time served with the Trust, their principal occupations during the past five years, and any other directorships held by the Trustee are as follows:


                                                                            Number of
                                                                            Portfolios
                                                                            in Fund
                                    Position(s)                             Complex       Other
Name, Age and Address,              Held with      Principal Occupation     Overseen      Directorships
Time Served with the Trust          the Trust      During Past 5 Years      By Trustee    Held By Trustee

Independent Trustees

Nigel D. T. Andrews, 57             Trustee        Retired (since 2001);     1            Great Lakes
c/o The Victory Portfolios                         Managing Director                      Chemical
3435 Stelzer Road                                  (2000-2001), Internet                  Corporation;
Columbus, OH 43219                                 Capital Group (venture                 Old Mutual plc.
8/02-Present                                       capital); Executive Vice
                                                   President, (1993-2000),
                                                   GE Capital (financial
                                                   services).

Frankie D. Hughes, 51               Trustee        Principal and Chief       1            None
c/o The Victory Portfolios                         Investment Officer
3435 Stelzer Road                                  (since 1993), Hughes
Columbus, OH 43219                                 Capital Management,
3/00-Present                                       Inc. (fixed income
                                                   asset management).

Lyn Hutton, 55                      Trustee        Executive Vice            1            Chittenden
c/o The Victory Portfolios                         President and Chief                    Corporation
3435 Stelzer Road                                  Investment Officer,
Columbus, OH 43219                                 The Commonfund for
3/02-Present                                       Nonprofit Organizations
                                                   (since January 2003);
                                                   Vice President and
                                                   Chief Financial Officer,
                                                   John D. & Catherine T.
                                                   MacArthur Foundation
                                                   (grant making) (June
                                                   1998-December 2002);
                                                   Vice President and
                                                   Treasurer (1990-1998),
                                                   Dartmouth College.

Dr. Thomas F. Morrissey, 71         Trustee        Professor, Weatherhead    1            None
c/o The Victory Portfolios                         School of Management,
3435 Stelzer Road                                  Case Western Reserve
Columbus, OH 43219                                 University.
11/94-Present



                                  Continued

The Victory Institutional Funds         Supplemental Information -- continued
                                                                  (Unaudited)


                                                                                      Number of
                                                                                      Portfolios
                                                                                      in Fund
                                    Position(s)                                       Complex       Other
Name, Age and Address,              Held with      Principal Occupation               Overseen      Directorships
Time Served with the Trust          the Trust      During Past 5 Years                By Trustee    Held By Trustee

Karen F. Shepherd, 64               Trustee        Member (since 1996),               1             UBS Bank USA
c/o The Victory Portfolios                         Shepherd Properties, LC
3435 Stelzer Road                                  and Vincent Shepherd
Columbus, OH 43219                                 Investments, LC (real
8/02-Present                                       estate investments);
                                                   U.S. Executive Director
                                                   (1996-2002), European
                                                   Bank for Reconstruction
                                                   & Development; Director,
                                                   Majority Council
                                                   (since 2002), Emily's List
                                                   (political action committee).

Frank A. Weil, 74                   Trustee        Chairman (since 1984),              1             None
c/o The Victory Portfolios                         Abacus & Associates, Inc.
3435 Stelzer Road                                  (private investment firm).
Columbus, OH 43219
12/97-Present

Leigh A. Wilson, 60                 Chairman       Founder, Chairman and               1             None
c/o The Victory Portfolios          and            Chief Executive Officer
3435 Stelzer Road                   Trustee        (since 1989), New Century
Columbus, OH 43219                                 Care, Inc. (formerly known
11/94-Present                                      as Glenleigh International
                                                   Limited) (merchant bank);
                                                   Chief Executive Officer (since
                                                   2001), The Kenning Institute
                                                   (developer of health programs);
                                                   Director (since 1981), Chimney
                                                   Rock Vineyard and Chimney Rock
                                                   Winery.

Interested Trustee<F1>

Roger Noall, 68                     Trustee        Retired (since 2000),               1             Alleghany
c/o The Victory Portfolios                         Executive (1997-2000),                            Corporation
3435 Stelzer Road                                  Senior Executive Vice
Columbus, OH 43219                                 President and Chief
12/97-Present                                      Administrative Officer
                                                   (1994-1996), Secretary
                                                   (1995-1996), KeyCorp.


<F1> Mr. Noall is an "interested person" of the Trust by reason of his prior relationships with KeyCorp or its affiliates.




                                  Continued

The Victory Institutional Funds         Supplemental Information -- continued
                                                                  (Unaudited)


Other Information Regarding Officers:

Each Officer has an indefinite term. The Officers, their ages, addresses, time served with the Trust, and their principal occupations during the past five years are as follows:


                                Position(s)
Name, Age and Address,          Held with
Time Served with the Trust      the Trust        Principal Occupation During Past 5 Years

Jay G. Baris, 51                Assistant        Partner, Kramer Levin Naftalis & Frankel LLP.
c/o The Victory Portfolios      Secretary
3435 Stelzer Road
Columbus, OH 43219
12/97-Present

Martin R. Dean, 40              Assistant        Vice President, Compliance Services,
c/o The Victory Portfolios      Vice President   BISYS Fund Services.
3435 Stelzer Road               & Anti-Money
Columbus, OH 43219              Laundering
5/94-Present                    Compliance
                                Officer

Kathleen A. Dennis, 51          President        Senior Managing Director, Victory Capital
c/o The Victory Portfolios                       Management, Inc.
3435 Stelzer Road
Columbus, OH 43219
5/02-Present

Cynthia Lee Lindsey, 46         Secretary        Since October 2002, Director of Client Services
c/o The Victory Portfolios                       for BISYS; from November 1997 to October 2002,
3435 Stelzer Road                                Director of Securities Lending, Sales Development,
Columbus, OH 43219                               Director of Client Services and Director of Financial
12/02-Present                                    Administration and Business Planning.

Irimga McKay, 45                Vice President   Senior Vice President, Client Services of BISYS
c/o The Victory Portfolios                       Fund Services.
3435 Stelzer Road
Columbus, OH 43219
12/98-Present

Alaina Metz, 37                 Assistant        Chief Administrative Office of BISYS Fund Services.
c/o The Victory Portfolios      Secretary
3435 Stelzer Road
Columbus, OH 43219
12/96-Present

Adam S. Ness, 32                Treasurer        Director of Financial Services, BISYS Fund Services.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219
5/03-Present



                                  Continued

The Victory Institutional Funds         Supplemental Information -- continued
                                                                  (Unaudited)


Proxy Voting:

The Board of Trustees of the Fund has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are generally described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Fund, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of the Fund's shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the Adviser or any of its affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The policy is available on VictoryConnect.com, in the Fund's Statement of Additional Information and on the Securities and Exchange Commission's website at http://www.sec.gov. Effective August 31, 2005, information on how the Fund voted proxies for the period ending June 30, 2005 relating to portfolio securities will be available (1) without charge, upon request, by calling 1-866-689-6999, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

Schedules of Portfolio Investments for periods ending January 31 and July 31 will be available starting April 1, 2005, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.


                                  Continued

The Victory Institutional Funds         Supplemental Information -- continued
                                                                  (Unaudited)


Expense Examples:

As a shareholder of the Victory Institutional Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Victory Institutional Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 2, 2004 through October 31, 2004.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.



                                             Beginning          Ending          Expense Paid        Expense Ratio
                                            Account Value    Account Value    During Period<F1>     During Period
                                               8/2/04          10/31/04        8/2/04-10/31/04      8/2/04-10/31/04

Institutional Liquid Reserves Fund<F2>       $1,000.00         $1,003.80           $0.35                 0.14%


<F1> Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

<F2> Information shown reflects values using expense ratios and rates of return for the period from August 2, 2004 (date of commencement of operations) to October 31, 2004.




                                  Continued

The Victory Institutional Funds        Supplemental Information -- continued
                                                                 (Unaudited)


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Victory Institutional Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.



                                               Beginning        Ending       Expense Paid       Expense Ratio
                                              Account Value  Account Value  During Period<F1>    During Period
                                                 8/2/04       10/31/04      8/2/04-10/31/04     8/2/04-10/31/04

Institutional Liquid Reserves Fund<F2>          $1,000.00     $1,012.08         $0.35               0.14%


<F1> Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

<F2> Information shown reflects values using expense ratios and rates of return for the period from August 2, 2004 (date of commencement of operations) to October 31, 2004.




Portfolio Holdings:
(As a Percentage of Total Investments)

Institutional Liquid Reserves Fund

Bankers Acceptance         1.0%
Certificates of Deposit    7.6%
Commercial Paper          37.8%
Cash                       0.1%
Corporate Bonds           14.3%
Taxable Municipal Bonds    2.7%
Repurchase Agreements     31.9%
U.S. Government Agencies   4.6%

                      This page is intentionally left blank.

Victory
Institutional Funds
LOGO(R)

Visit our web site at:
www.VictoryConnect.com

Call Victory at:
866-689-6999

                                                                1AR-ILR 12/04

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 11 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph
(f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

          (i) Has at least one audit committee financial expert serving on its audit committee; or

          (ii) Does not have an audit committee financial expert serving on its audit committee.

     (2)  If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

          (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

          (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

     (3)  If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Frank A. Weil and Dr.
     Thomas Morrissey. Mr. Weil and Dr. Morrissey are "independent" for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     2003     $0
     2004     $17,500

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     2003     $0
     2004     $0

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     2003     $0
     2004     $0

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
     (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     2003     $0
     2004     $0

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     The registrant's Audit Committee must pre-approve non-audit services to be provided by the principal accountant and the fees charged for these services. The Committee may delegate authority to one or more Committee members to pre-approve these services, subject to subsequent review and approval by the Committee.

     (2)  Disclose the percentage of services described in each of paragraphs
          (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     There were no services performed under Rule 2.01 (c) (7) (I) (C).

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     2003     $30,785
     2004     $0

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

     The registrant's Audit Committee has evaluated the non-audit services that the principal accountant provided to the registrant's investment advisor (and the advisor's relevant affiliates), which services the Committee did not pre-approve, and has concluded that the provision of those services was compatible with maintaining the accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
     Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

     Not applicable.



Item 6.   Schedule of Investments.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.



Item 9. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.



Item 10. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

     The code of ethics that is the subject of the disclosure required by
     Item 2 is attached hereto.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

     Certifications pursuant to Rule 30a-2(a) are attached hereto.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

     Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Victory Institutional Funds
             -------------------------------

By (Signature and Title)* /s/ Adam S. Ness
                          -----------------------
                          Adam S. Ness, Treasurer

Date January 5, 2005
     ---------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kathleen A. Dennis
                          -----------------------------
                          Kathleen A. Dennis, President

Date January 5, 2005
     ---------------


By (Signature and Title)* /s/ Adam S. Ness
                          -----------------------
                          Adam S. Ness, Treasurer

Date January 5, 2005
     ---------------



* Print the name and title of each signing officer under his or her signature.